U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [  ]: Amendment Number
	This Amendment (check only one):	[  ]  is a restatement.
							[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		EquiTrust Investment Management Services, Inc.
Address:	5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:	28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kristi Rojohn
Title:	Investment Compliance VP and Asst. Secretary
Phone:	(515) 226-6028

Signature, Place and Date of Signing:

/s/ Kristi Rojohn                   	West Des Moines, IA	11/10/11
Signature				City, State			Date

Report Type (check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in the report.
[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]	13F COMBINATIONS REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:		None

FORM 13F
SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	59
Form 13F Information Table Value Total:	$192,416

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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FORM 13F

                                                                        Item 6:Inv Discretion
             Item 1:              Item 2:  Item 3:   Item 4:   Item 5:  (a)Sole (b)Share(c)ShareItem 7: Item 8:
                                   Title              Total                     as def.  Other          Voting Auth (Shares)
          Name of Issuer          of Class  Cusip   Mktvalue   Shares           Instr.V           Mgrs  (a)Sole (b)Share(c)None
AMERICAN EQUITY INVESTMENT        COM     025676206       438     50,000   X                               X
BANK OF AMERICA                   PFD     060505831     1,127     60,000   X                               X
BLACKROCK PROVIDENT T-FUND        MF      09248U718     5,920  5,919,542   X                               X
DIAMOND HILL SMALL CAP FD - I     MF      25264S858       907     41,316   X                               X
ENTERGY MISSISSIPPI INC           PFD     29364N850     1,243     50,000   X                               X
FEDERATED CAP APPRECIAT-IS        COM     314172396     1,658     99,923   X                               X
FEDERATED BOND FUND               COM     31420F509     1,129    123,832   X                               X
FEDERATED TOTAL RETURN BD-IS      COM     31428Q101       332     29,175   X                               X
FRANKLIN GROWTH FUND              MF      353496839     1,632     40,261   X                               X
T ROWE PRICE INST LARGE CAP       MF      45775L200     2,648    240,529   X                               X
INTERSTATE P&L CO                 PFD     461070872     5,176    178,700   X                               X
ISHARES                           MF      464287101     1,482     28,810   X                               X
ISHARES                           MF      464287200     9,204     80,955   X                               X
ISHARES                           COM     464287226       287      2,605   X                               X
ISHARES                           MF      464287234       765     21,789   X                               X
ISHARES                           MF      464287408       226      4,378   X                               X
ISHARES                           MF      464287465     2,890     60,490   X                               X
ISHARES                           MF      464287473       804     20,850   X                               X
ISHARES                           MF      464287564     2,907     47,368   X                               X
ISHARES                           MF      464287598     6,788    119,942   X                               X
ISHARES                           MF      464287606       934     10,401   X                               X
ISHARES                           MF      464287614     4,147     78,868   X                               X
ISHARES                           MF      464287630     5,037     88,325   X                               X
ISHARES                           MF      464287648     3,947     53,725   X                               X
ISHARES                           MF      464287887       962     14,918   X                               X
ISHARES                           MF      464288273       474     13,579   X                               X
ISHARES                           MF      464288489       727     29,093   X                               X
ISHARES                           MF      464288588       574      5,307   X                               X
ISHARES                           MF      464288877       902     21,750   X                               X
ISHARES                           MF      464288885       937     18,800   X                               X
ISHARES                           MF      46428R107       728     24,112   X                               X
JP MORGAN CHASE & CO              PFD     46625HHA1     1,030      1,000   X                               X
JPMORGAN US TREAS PL  MMK-AG      MF      4812C2$08    49,427 49,426,736   X                               X
JPMORGAN US TREAS PL  MMK-AG      MF      4812C2$J8    13,373 13,373,287   X                               X
MERIDIAN GROWTH FUND INC          MF      589619105     2,319     59,218   X                               X
METLIFE INC                       PFD     59156R504     1,416     60,000   X                               X
NORTHERN INSTL                    MF      665278$PW       105    105,388   X                               X
NORTHERN INSTL                    MF      665278107     6,276  6,275,671   X                               X
PNC FINANCIAL SERVICES            PFD     693475AJ4     8,069      8,000   X                               X
POWERSHARES                       COM     73935S105       203      7,882   X                               X
POWERSHARES ZACKS MICRO CAP       MF      73935X740       764     86,958   X                               X
T ROWE PRICE GROWTH STOCK FUND    MF      741479109     1,763     60,917   X                               X
PRINCIPAL FINANCIAL GROUP         PFD     74251V201     9,200    100,000   X                               X
PRINCIPAL FINANCIAL GROUP         PFD     74251V300     5,050    200,000   X                               X
SG PREFERRED CAPITAL II           PFD     784210304     2,354      2,500   X                               X
STANDARD AND POORS 500 INDEX      COM     78462F103     3,682     32,545   X                               X
SOUTHERN CALIFORNIA EDISON        PFD     842400749       493      5,000   X                               X
SOUTHERN CALIFORNIA EDISON        PFD     842400756     1,503     15,000   X                               X
U S BANCORP                       PFD     902973866     1,392      2,000   X                               X
VANGUARD MEGA CAP                 MF      921910816     5,158    118,500   X                               X
VANGUARD                          MF      921943858       871     28,905   X                               X
VANGUARD WINDSOR II               MF      922018304     1,702     41,442   X                               X
VANGUARD GNMA FUND                MF      922031794       143     12,818   X                               X
VANGUARD INDEX FUNDS MSCI EMER    MF      922042841     1,318     43,097   X                               X
VANGUARD INDEX FUNDS MSCI EMER    MF      922042858     2,938     81,990   X                               X
VANGUARD                          MF      92206C409     1,715     22,100   X                               X
VANGUARD                          MF      92206C870     1,486     18,350   X                               X
VANGUARD                          MF      922908611       809     14,561   X                               X
WACHOVIA PFD FUNDING              PFD     92977V206       927     36,000   X                               X
                                                      192,416
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